Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity
24.	Equity

24.1.	Share capital (net of share issuance costs)

As of December 31, 2018, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 outstanding common shares and 5,602,042,788 outstanding preferred shares, all of which are registered, book-entry shares with no par value. Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

24.2.	Capital reserve

Capital reserve comprises treasury shares owned by Petrobras, in the amount of US$ 2, held in the Brazilian depositary bank at December 31, 2018.

24.3.	Capital transactions

24.3.1.	Incremental costs directly attributable to the issue of shares

It includes any transaction costs directly attributable to the issue of new shares, net of taxes.

24.3.2.	Change in interest in subsidiaries

It includes any excess of amounts paid/received over the carrying value of the interest acquired/disposed. Changes in interests in subsidiaries that do not result in loss of control of the subsidiary are equity transactions, such as the change in BR Distribuidora, in 2017.

24.3.3.	Treasury shares

Shares held in treasury in the amount of US$ 2, represented by 222,760 common shares and 72,909 preferred shares.

24.4.	Profit reserves

24.4.1.	Legal reserve

It represents 5% of the net income for the year, calculated pursuant to article 193 of the Brazilian Corporation Law.

24.4.2.	Statutory reserve

Appropriated by applying a minimum of 0.5% of the year-end share capital and is retained to fund technology research and development programs. The balance of this reserve may not exceed 5% of the share capital, pursuant to article 55 of the Company’s bylaws.

24.4.3.	Tax incentives reserve

Government grants are recognized in the statement of income and are appropriated from retained earnings to the tax incentive reserve in the shareholders’ equity pursuant to article 195-A of Brazilian Corporation Law. This reserve may only be used to offset losses or increase share capital.

In 2018, US$ 203 was appropriated to this reserve relating to the subvention of investments, of which US$ 169 arising from the result of 2018 and US$ 34 from the results of 2014 to 2017.

The effect of the tax incentives granted from 2014 to 2017 by Superintendência de Desenvolvimento do Nordeste (SUDENE) and Superintendência de Desenvolvimento da Amazônia (SUDAM), in the north and northeast regions of Brazil, were not allocated to the tax incentives reserve, due to the absence of income in those years. From the US$ 203 abovementioned, US$ 191 relates to this incentive, of which US$ 29 is destined for reinvestments with own resources.

24.4.4.	Profit retention reserve

It Includes funds intended for capital expenditures, primarily in oil and gas exploration and development activities, as per the capital budget of the Company, pursuant to article 196 of the Brazilian Corporation Law.

The Board of Directors proposes to retain in the shareholder’s equity, within the profit retention reserve, the amount of US$ 4,294 in order to partially fund the annual investment program determined in the capital budget for 2019, to be approved at the Shareholder’s General Meeting.

24.5.	Other comprehensive income

In 2018 , the Company primarily recognized as other comprehensive income the following effects:

●

Cumulative translation adjustment loss of US$ 6,409 primarily reflecting translations from the main functional currency of Petrobras group (Brazilian real) into the presentation currency (U.S. dollar);

●	Actuarial loss on defined benefit plans in the amount of US$ 3,249, after taxes.

●

Foreign exchange rate variation loss of US$ 3,719 after taxes and amounts reclassified to the statement of income, recognized in the Company’s equity, as a result of its cash flow hedge accounting policy. In 2018, the cumulative balance of foreign exchange variation losses, net of tax effects, was US$ 13,292 (see note 34.2).

24.6.	Distributions to shareholders

Pursuant to Brazilian Corporation Law, the Company’s shareholders are entitled to receive minimum mandatory dividends (and/or interest on capital) of 25% of the adjusted net income for the year in proportion to the number of common and preferred shares held by them.

To the extent the Company proposes dividend distributions, preferred shares have priority in dividend distribution, which is based on the highest of 3% of the preferred shares’ net book value or 5% of the preferred share capital. Preferred shares participate under the same terms as common shares in capital increases resulting from the capitalization of profit reserves or retained earnings. However, this priority does not necessarily grant dividend distributions to the preferred shareholders in the event of loss for a year.

The General Shareholders Meeting held on April 26, 2018 amended provisions in the Company’s bylaws governing distribution to shareholders (dividends and interest on capital) on a quarterly basis. The quarterly distributions were included in the Company’s minimum mandatory distribution for 2018 and were updated by Selic rate from the date of the payments to the end of the fiscal year.

Distributions to shareholders for 2018 amounting to US$ 1,850, most of it proposed as interest on capital, to be approved at the 2019 Shareholder’s General Meeting, are consistent with the minimum mandatory dividend of 25% of the adjusted income and withholding income tax rate of 15%, and include a complement to common shareholders as the distributions during 2018 were higher than the minimum mandatory dividend for this year. This proposal meets the priority rights of the preferred shareholders, whose criteria of 5% on the part of the capital represented by this class of shares prevailed for 2019.

			Common Shares		Preferred Shares
Payment	Date of approval by the Board of Directors	Date of Payment	Amount (*)	Amount per Share	Amount (*)	Amount per Share	Total Amount
1 st payment of interest on capital	05.07.2018	05.29.2018	105	0.0141	79	0.0141	184
2 nd payment of interest on capital	08.02.2018	08.23.2018	99	0.0133	74	0.0133	173
3 rd payment of interest on capital	11.05.2018	12.03.2018	201	0.0270	151	0.0270	352
4 th payment of interest on capital	12.18.2018	(**)	95	0.0128	1,006	0.1795	1,101
Complement of minimum mandatory dividends	02.27.2019	(**)	7	0.0009	33	0.0058	40
Total			507	0.0681	1,343	0.2397	1,850

(*) Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval, except for the complement of minimum mandatory dividends, based on the closing exchange rate at the date of the financial statements.

(**) To be settled within 60 days after the Shareholder’s General Meeting.

Dividends payable attributable to shareholders of Petrobras amounts to US$ 1,005 as of December 31, 2018, and comprise the minimum mandatory dividend of 25% of the adjusted income, including indexation charges based on Selic rate, net of the advances made during the year.

In addition to the dividends payable to Petrobras’ shareholders, there are dividends payable to non-controlling shareholders of BR Distribuidora (US$ 58), Logigás (US$ 37), Gaspetro (US$ 7) and other subsidiaries, totaling US$ 1,109 accounted for in the statement of financial position as of December 31, 2018.

Due to the loss recorded in 2017 and 2016, the Board of Directors did not propose dividend distributions for those years.

24.7.	Earnings per share

	Reclassified
		2018			2017			2016
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	4,093	3,080	7,173	(52)	(39)	(91)	(2,760)	(2,078)	(4,838)

Continuing operations	3,750	2,822	6,572	(198)	(149)	(347)	(2,727)	(2,053)	(4,780)
Discontinued operations	343	258	601	146	110	256	(33)	(25)	(58)

Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930

Basic and diluted earnings (losses) per share - in U.S. dollars	0.55	0.55	0.55	(0.01)	(0.01)	(0.01)	(0.37)	(0.37)	(0.37)

Continuing operations	0.50	0.50	0.50	(0.03)	(0.03)	(0.03)	(0.36)	(0.36)	(0.36)
Discontinued operations	0.05	0.05	0.05	0.02	0.02	0.02	(0.01)	(0.01)	(0.01)

Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars(*)	1.10	1.10	1.10	(0.02)	(0.02)	(0.02)	(0.74)	(0.74)	(0.74)

Continuing operations	1.00	1.00	1.00	(0.06)	(0.06)	(0.06)	(0.72)	(0.72)	(0.72)
Discontinued operations	0.10	0.10	0.10	0.04	0.04	0.04	(0.02)	(0.02)	(0.02)

(*) Petrobras’ ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings (losses) per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings (losses) are identical as the Company has no potential share in issue.